Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on:			Company Selected Measure:

Year	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (c)	Average Summary Compensation Table Total for non-CEO Named Executive Officers (d)	Average Compensation Actually Paid to non-CEO Named Executive Officers (e)	Total Share- holder Return (f)	Peer Group Total Share- holder Return (g)	Net Income (in thousands) (h)	Net Sales (in thousands) (i)

2022	$6,268,188	$5,463,353	$2,930,016	$2,377,340	$80.19	$102.25	$(99,195)	$282,862
2021	$7,260,144	$(172,505)	$2,196,905	$496,378	$81.59	$138.98	$(49,593)	$294,011
2020	$6,018,242	$11,765,592	$2,161,224	$4,764,939	$138.17	$131.41	$(120,348)	$224,959

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our Chairman and CEO, Thomas W. Burns, for the respective years shown.

Column (c). “Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

CEO – Thomas W. Burns – Equity Award Adjustment
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,282,800	$329,529	$-0-	$1,350,723	$-0-	$-0-	$3,963,052
2021	$2,055,461	$(4,156,192)	$-0-	$(31,998)	$-0-	$-0-	$(2,132,729)
2020	$8,463,759	$1,958,656	$-0-	$199,346	$-0-	$-0-	$10,621,762

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2020: Joseph E. Gilliam, Chris M. Calcaterra

2021: Joseph E. Gilliam, Chris M. Calcaterra

2022: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil, Chris M. Calcaterra

Column (e). Average “compensation actually paid” for our non-CEO Named Executive Officers in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO Named Executive Officers during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the non-CEO Named Executive Officers’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-CEO Equity Award Adjustment
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,477,439	$61,800	$-0-	$271,063	$-0-	$-0-	$1,810,301
2021	$861,492	$(1,490,771)	$-0-	$128,748	$-0-	$-0-	$(500,531)
2020	$3,347,859	$801,226	$-0-	$50,103	$-0-	$-0-	$4,199,188

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Glaukos Corporation for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

Column (g):  For the relevant fiscal year, represents the cumulative TSR of the S&P 600 Health Care Sector Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

Column (h): Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Column (i): Company-selected Measure is annual “Net Sales” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our Chairman and CEO, Thomas W. Burns, for the respective years shown.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2020: Joseph E. Gilliam, Chris M. Calcaterra

2021: Joseph E. Gilliam, Chris M. Calcaterra

2022: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil, Chris M. Calcaterra

Peer Group Issuers, Footnote [Text Block]

Column (g):  For the relevant fiscal year, represents the cumulative TSR of the S&P 600 Health Care Sector Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 6,268,188	$ 7,260,144	$ 6,018,242
PEO Actually Paid Compensation Amount	$ 5,463,353	(172,505)	11,765,592
Adjustment To PEO Compensation, Footnote [Text Block]

Column (c). “Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

CEO – Thomas W. Burns – Equity Award Adjustment
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,282,800	$329,529	$-0-	$1,350,723	$-0-	$-0-	$3,963,052
2021	$2,055,461	$(4,156,192)	$-0-	$(31,998)	$-0-	$-0-	$(2,132,729)
2020	$8,463,759	$1,958,656	$-0-	$199,346	$-0-	$-0-	$10,621,762

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 2,930,016	2,196,905	2,161,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,377,340	496,378	4,764,939
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (e). Average “compensation actually paid” for our non-CEO Named Executive Officers in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO Named Executive Officers during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the non-CEO Named Executive Officers’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-CEO Equity Award Adjustment
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,477,439	$61,800	$-0-	$271,063	$-0-	$-0-	$1,810,301
2021	$861,492	$(1,490,771)	$-0-	$128,748	$-0-	$-0-	$(500,531)
2020	$3,347,859	$801,226	$-0-	$50,103	$-0-	$-0-	$4,199,188

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our CEO and other named executive officers in 2020, 2021 and 2022 to (1) TSR of both the Company and the S&P 600 Health Care Sector Index, (2) the Company’s net income and (3) the Company’s annual net sales.

“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement (as reflected in the significant decrease to 2021 CAP and the significant increase to 2020 CAP) and varying levels of projected and actual achievement of performance goals. For a discussion of how our CNG

Committee assessed the Company’s performance and our Named Executive Officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our CEO and other named executive officers in 2020, 2021 and 2022 to (1) TSR of both the Company and the S&P 600 Health Care Sector Index, (2) the Company’s net income and (3) the Company’s annual net sales.

“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement (as reflected in the significant decrease to 2021 CAP and the significant increase to 2020 CAP) and varying levels of projected and actual achievement of performance goals. For a discussion of how our CNG

Committee assessed the Company’s performance and our Named Executive Officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between Pay and Performance. Below are graphs showing the relationship of “compensation actually paid” to our CEO and other named executive officers in 2020, 2021 and 2022 to (1) TSR of both the Company and the S&P 600 Health Care Sector Index, (2) the Company’s net income and (3) the Company’s annual net sales.

“Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement (as reflected in the significant decrease to 2021 CAP and the significant increase to 2020 CAP) and varying levels of projected and actual achievement of performance goals. For a discussion of how our CNG

Committee assessed the Company’s performance and our Named Executive Officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Tabular List [Table Text Block]

Financial Performance Measures. Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2022, to Company performance.

●	Net Sales:Financial Measure
●	Operating Expenses:Financial Measure
●	Pipeline Product Development:Non-Financial Measure

Total Shareholder Return Amount	$ 80.19	81.59	138.17
Peer Group Total Shareholder Return Amount	102.25	138.98	131.41
Net Income (Loss)	$ (99,195,000)	$ (49,593,000)	$ (120,348,000)
Company Selected Measure Amount	282,862,000	294,011,000	224,959,000
PEO Name	Thomas W. Burns
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Non-GAAP Measure Description [Text Block]

Column (i): Company-selected Measure is annual “Net Sales” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Expenses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline Product Development
PEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,282,800	$ 2,055,461	$ 8,463,759
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,529	(4,156,192)	1,958,656
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,350,723	(31,998)	199,346
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,963,052	(2,132,729)	10,621,762
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,477,439	861,492	3,347,859
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,800	(1,490,771)	801,226
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	271,063	128,748	50,103
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,810,301	$ (500,531)	$ 4,199,188